Note 23 - Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Earnings per share [text block]
	Year ended		Year ended
	March 31, 2020		March 31, 2019
			(Restated)
BASIC LOSS PER SHARE
Loss from continuing operations available to shareholders	$(298,233)		$(138,272)
Dividend to preferred shareholders - net of tax	10,643		8,959
Loss from continuing operations available to shareholders - net	(308,876)		(147,231)
Basic weighted average shares outstanding	151,033,844		149,138,797
Basic loss per share from continuing operations available to shareholders	$(2.05)		$(1.00)
Basic loss per share available to shareholders	$(2.12)		$(1.86)

DILUTED LOSS PER SHARE
Loss from continuing operations available to shareholders	$(308,876)		$(147,231)
Adjusted loss from continuing operations available to shareholders	$(308,876)		$(147,231)
Basic weighted average shares outstanding	151,033,844		149,138,797
Dilutive effect of:
Restricted share and performance bonus grants	2,665,121	1	2,409,990	1
Deferred share grants	291,743	1	142,928	1
Convertible debentures	39,574,831	1	39,574,831	1
Shares outstanding on a diluted basis	193,565,539		191,266,546
Diluted loss from continuing operations per share available to shareholders	$(2.05)		$(1.00)
Diluted loss per share available to shareholders	$(2.12)		$(1.86)